Other Financial Assets at Amortised Cost (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Financial assets at amortised cost	£ 152	£ 156
Other financial assets
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Financial assets at amortised cost	152	156
Other financial assets | Asset backed securities
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Financial assets at amortised cost	0	0
Other financial assets | Debt securities
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Financial assets at amortised cost	£ 152	£ 156